UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2008

1.800342.104

LPS-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.5%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (d)(e)	5,016,300	$ 101,028
ArvinMeritor, Inc. (d)	383,195	5,725
ASTI Corp.	382,000	996
Drew Industries, Inc. (a)(d)	470,216	11,469
FCC Co. Ltd.	600,000	8,072
Federal Screw Works (e)	150,000	1,080
Halla Climate Control Co.	250,000	2,340
INZI Controls Co. Ltd. (e)	919,357	4,729
Johnson Controls, Inc. (d)	7,450,000	262,687
Motonic Corp.	88,310	7,869
Murakami Corp. (e)	800,000	6,193
Piolax, Inc. (e)	900,000	18,313
Samsung Climate Control Co. Ltd.	330,050	2,369
Sewon Precision Industries Co. Ltd.	49,860	2,438
Strattec Security Corp. (e)	345,000	12,686
Yutaka Giken Co. Ltd.	672,000	14,235
		462,229
Automobiles - 0.0%
Glendale International Corp. (a)	370,300	482
Thor Industries, Inc. (d)	220,000	6,670
Yachiyo Industry Co. Ltd.	71,600	906
		8,058
Distributors - 0.1%
Computerlinks AG	100,000	1,950
Doshisha Co. Ltd.	60,000	938
DXP Enterprises, Inc. (a)	25,000	1,032
Educational Development Corp. (e)	372,892	2,349
Goodfellow, Inc. (e)	771,700	7,471
Strongco Income Fund (d)(e)	655,950	3,810
Uni-Select, Inc. (e)	1,151,800	25,424
		42,974
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(d)(e)	9,818,386	197,840
Clip Corp.	119,600	860
Hillenbrand, Inc. (a)	352,114	6,704
Jackson Hewitt Tax Service, Inc. (d)	600,000	8,946
Kyoshin Co. Ltd.	130,000	266
Matthews International Corp. Class A	668,135	33,033
Meiko Network Japan Co. Ltd.	250,000	1,190
Shingakukai Co. Ltd.	200,000	1,003
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Shuei Yobiko Co. Ltd. (d)	125,000	$ 641
Steiner Leisure Ltd. (a)(e)	1,680,000	55,591
Step Co. Ltd.	65,000	246
Take & Give Needs Co. Ltd. (d)	9,000	976
Up, Inc. (e)	780,000	4,264
Wao Corp.	24,400	55
		311,615
Hotels, Restaurants & Leisure - 2.4%
ARK Restaurants Corp.	103,268	2,686
Brinker International, Inc. (d)(e)	7,575,000	171,877
CEC Entertainment, Inc. (a)(e)	3,100,011	115,320
Chimney Co. Ltd.	312,800	4,743
Dominos Pizza Enterprises Ltd.	50,000	157
Flanigan's Enterprises, Inc. (a)	55,100	433
Jack in the Box, Inc. (a)(e)	6,569,000	175,721
McCormick & Schmick's Seafood Restaurants (a)	339,400	4,083
Monarch Casino & Resort, Inc. (a)(e)	917,476	12,147
Papa John's International, Inc. (a)(e)	2,987,000	80,649
Plenus Co. Ltd.	1,700,000	20,681
Ruby Tuesday, Inc. (e)	6,372,030	54,226
Ruth's Chris Steak House, Inc. (a)(e)	1,370,027	10,070
Sonic Corp. (a)(e)	5,000,000	109,950
Sportscene Group, Inc. Class A (e)	406,500	6,559
St. Marc Holdings Co. Ltd.	135,000	4,879
		774,181
Household Durables - 2.9%
Abbey PLC (e)	3,400,000	28,396
Barratt Developments PLC (e)	23,900,099	131,272
Beazer Homes USA, Inc. (d)	1,300,000	14,391
Bellway PLC (e)	7,500,000	104,756
Blyth, Inc. (e)	3,450,000	58,098
Chromcraft Revington, Inc. (a)(e)	869,250	3,286
D.R. Horton, Inc. (e)	25,000,000	387,250
Decorator Industries, Inc. (e)	243,515	721
First Juken Co. Ltd.	182,800	752
Garmin Ltd.	5,000	205
Harman International Industries, Inc.	50,000	2,044
Helen of Troy Ltd. (a)(e)	3,070,100	51,915
Henry Boot PLC (e)	7,900,000	22,069
Hovnanian Enterprises, Inc. Class A (a)(d)	4,249,950	50,234
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
HTL International Holdings Ltd. (e)	26,512,500	$ 7,038
Lenox Group, Inc. (a)(e)	736,200	1,082
Libbey, Inc.	300,000	4,260
M/I Homes, Inc. (d)(e)	1,730,000	29,670
Maruzen Co., Ltd.	152,000	635
Ngai Lik Industrial Holdings Ltd. (e)	52,404,000	2,488
P&F Industries, Inc. Class A (a)(e)	313,638	1,330
Stanley Furniture Co., Inc. (e)	1,075,000	13,201
Techtronic Industries Co. Ltd.	16,000,000	15,501
Toso Co. Ltd.	50,000	111
		930,705
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd.	2,100,000	19,458
Komplett ASA (e)	950,000	14,931
NutriSystem, Inc. (a)(d)	100,000	2,008
PetMed Express, Inc. (a)(e)	2,447,040	27,456
		63,853
Leisure Equipment & Products - 0.4%
Accell Group NV	15,000	563
Aldila, Inc.	12,200	134
Arctic Cat, Inc. (d)(e)	1,026,557	7,781
Asia Optical Co., Inc.	1,633,167	4,200
JAKKS Pacific, Inc. (a)	1,100,000	25,839
Jumbo SA	1,150,020	34,075
Marine Products Corp. (d)(e)	2,259,504	16,630
MarineMax, Inc. (a)	890,100	10,147
Pool Corp. (d)	1,309,114	28,578
		127,947
Media - 0.8%
Astral Media, Inc. Class A (non-vtg.)	540,000	18,504
Carrere Group (a)	55,000	528
Championship Auto Racing Teams, Inc. (a)	1,471,600	0
Chime Communications PLC (e)	13,500,000	8,522
Cossette Communication Group, Inc. (sub. vtg.) (a)	925,000	5,612
E.W. Scripps Co. Class A	100,000	4,491
Gannett Co., Inc.	25,000	716
Getty Images, Inc. (a)	2,250,000	73,463
Intage, Inc.	64,800	1,015
Johnston Press PLC	13,100,000	32,362
New Frontier Media, Inc.	134,800	708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Omnicom Group, Inc.	1,250,000	$ 59,675
Saga Communications, Inc. Class A (a)	1,809,800	9,954
TVA Group, Inc. Class B (non-vtg.)	1,500,000	24,218
Westwood One, Inc.	5,053,774	8,440
		248,208
Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	3,675,000	116,130
Don Quijote Co. Ltd. (d)	2,800,000	51,184
Harvey Norman Holdings Ltd.	15,000,000	51,077
NEXT PLC (e)	13,200,000	300,767
Thanks Japan Corp.	368,100	2,957
Tuesday Morning Corp.	1,343,175	7,307
		529,422
Specialty Retail - 6.5%
Aeropostale, Inc. (a)	750,000	23,843
ARB Corp. Ltd.	500,000	1,839
AutoZone, Inc. (a)	955,400	115,365
Bed Bath & Beyond, Inc. (a)(d)(e)	22,850,000	742,625
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	54,118
Camaieu SA	7,000	2,677
Charlotte Russe Holding, Inc. (a)	200,000	3,176
Chico's FAS, Inc. (a)	5,000	35
Clinton Cards PLC	4,450,000	4,910
Footstar, Inc. (e)	2,016,000	10,080
Friedmans, Inc. Class A (a)	1,500,000	0
Glentel, Inc.	397,000	3,847
Group 1 Automotive, Inc. (e)	1,175,000	31,349
Gulliver International Co. Ltd. (d)(e)	935,980	33,762
Hibbett Sports, Inc. (a)	100,000	1,826
Hot Topic, Inc. (a)	1,475,009	7,832
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,818,437	44,388
KappAhl Holding AB	25,000	217
Le Chateau, Inc. Class A (sub. vtg.)	1,350,000	17,560
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	14,374
Monro Muffler Brake, Inc.	302,025	4,983
Mr. Bricolage SA	299,961	7,914
Nishimatsuya Chain Co. Ltd. (d)	2,850,000	35,765
O'Reilly Automotive, Inc. (a)	950,000	27,427
Osim International Ltd.	8,000,000	1,770
Pal Co. Ltd.	282,550	4,680
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pomeroy IT Solutions, Inc. (a)(e)	1,290,645	$ 7,976
Rent-A-Center, Inc. (a)	1,657,666	35,690
Rex Stores Corp. (a)(e)	1,375,000	22,261
Right On Co. Ltd. (d)	70,000	785
RONA, Inc. (a)	300,000	4,004
Ross Stores, Inc. (e)	9,800,000	328,202
ScS Upholstery PLC (e)	2,400,000	2,803
Second Chance Properties Ltd.	6,250,000	1,567
Sonic Automotive, Inc. Class A (sub. vtg.)	2,359,952	47,883
Staples, Inc.	10,600,000	230,020
The Cato Corp. Class A (sub. vtg.)	2,001,467	34,525
The Men's Wearhouse, Inc.	270,000	7,190
Tsutsumi Jewelry Co. Ltd.	5,000	106
Tween Brands, Inc. (a)	213,000	4,047
USS Co. Ltd.	1,030,000	73,134
Williams-Sonoma, Inc.	2,300,000	60,720
Workman Co. Ltd.	60,000	898
		2,058,173
Textiles, Apparel & Luxury Goods - 2.0%
Arts Optical International Holdings Ltd.	3,314,000	1,348
Bijou Brigitte Modische Accessoires AG	30,000	4,355
Billabong International Ltd. (d)	1,000,000	11,319
Cherokee, Inc. (d)	291,584	8,456
Columbia Sportswear Co.	149,964	6,292
Delta Apparel, Inc. (e)	859,700	3,783
Folli Follie SA	750,000	23,065
Fossil, Inc. (a)(d)(e)	4,249,990	152,107
Gildan Activewear, Inc. (a)(e)	6,350,000	162,738
Hampshire Group Ltd. (a)(e)	920,000	8,924
Handsome Co. Ltd.	987,500	11,664
Iconix Brand Group, Inc. (a)	249,968	3,979
Il Jeong Industrial Co. Ltd.	10,000	193
JLM Couture, Inc. (a)(e)	197,100	329
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100,000	1,925
Liz Claiborne, Inc. (e)	5,000,000	88,450
Marimekko Oyj	145,061	3,238
Movado Group, Inc.	600,000	13,104
Quiksilver, Inc. (a)(d)	3,650,000	35,515
Rocky Brands, Inc. (a)(d)(e)	538,458	2,854
Sanei-International Co. Ltd. (d)	100,000	1,740
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ted Baker PLC	200,000	$ 1,690
Timberland Co. Class A (a)	4,608,600	67,286
Van de Velde	100,000	4,994
		619,348
TOTAL CONSUMER DISCRETIONARY		6,176,713
CONSUMER STAPLES - 7.6%
Beverages - 1.2%
Baron de Ley SA (a)	135,000	10,011
C&C Group PLC	1,400,000	9,616
Constellation Brands, Inc. Class A (sub. vtg.) (a)	15,450,000	283,662
Hansen Natural Corp. (a)(d)	1,500,000	53,085
PepsiAmericas, Inc.	500,000	12,850
		369,224
Food & Staples Retailing - 3.9%
Cosmos Pharmaceutical Corp. (d)	400,000	4,219
CVS Caremark Corp.	2,000,000	80,740
Daikokutenbussan Co. Ltd.	562,700	4,073
Halows Co. Ltd.	280,300	1,659
Ingles Markets, Inc. Class A	654,860	14,944
Majestic Wine PLC	250,016	1,146
Metro, Inc. Class A (sub. vtg.) (e)	11,460,645	277,668
Ozeki Co. Ltd. (e)	1,025,000	26,961
Safeway, Inc.	20,400,000	644,640
San-A Co. Ltd.	300,000	9,979
Sligro Food Group NV	1,375,000	64,932
Sysco Corp.	25,000	764
Tsuruha Holdings, Inc.	55,000	2,055
United Natural Foods, Inc. (a)	613,677	12,151
Village Super Market, Inc. Class A	80,552	3,793
Walgreen Co.	1,500,000	52,275
Welcia Kanto Co. Ltd.	175,989	4,707
Wesfarmers Ltd.	518,872	18,305
Yaoko Co. Ltd.	525,000	14,851
		1,239,862
Food Products - 1.7%
American Italian Pasta Co. Class A (a)(d)(e)	1,834,698	15,778
Cagle's, Inc. Class A (a)(e)	326,792	1,961
Chiquita Brands International, Inc. (a)	1,010,010	22,978
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Chubu Shiryo Co. Ltd.	63,000	$ 434
Cuisine Solutions, Inc. (a)	74,600	231
Food Empire Holdings Ltd.	13,010,000	7,195
Fresh Del Monte Produce, Inc. (a)(e)	5,770,000	182,851
Fukushima Foods Co., Ltd.	30,000	394
Greggs PLC	20,000	1,836
IAWS Group PLC (Ireland)	3,650,000	92,308
Industrias Bachoco SA de CV sponsored ADR	2,515,000	73,010
Kerry Group PLC Class A	250,000	7,766
Pacific Andes (Holdings) Ltd.	24,000,000	8,672
Pacific Andes International Holdings Ltd.	19,000,000	3,340
People's Food Holdings Ltd.	10,000,000	8,111
President Rice Products PCL	12,000	37
Rocky Mountain Chocolate Factory, Inc. (e)	361,855	4,451
Samyang Genex Co. Ltd.	120,000	7,428
Seaboard Corp.	12,388	20,812
Select Harvests Ltd.	768,917	4,787
Singapore Food Industries Ltd.	6,000,000	3,540
Smithfield Foods, Inc. (a)	2,600,000	74,568
Sunjin Co. Ltd. (e)	219,400	5,784
United Food Holdings Ltd.	22,400,000	2,395
Yutaka Foods Corp.	71,100	956
		551,623
Household Products - 0.0%
Church & Dwight Co., Inc.	25,000	1,421
Personal Products - 0.5%
Inter Parfums, Inc.	250,000	7,240
Nature's Sunshine Products, Inc.	639,203	5,433
NBTY, Inc. (a)(e)	4,100,000	115,415
Nutraceutical International Corp. (a)(e)	1,143,504	12,864
Physicians Formula Holdings, Inc. (a)	175,360	2,027
Prestige Brands Holdings, Inc. (a)(d)	1,721,100	15,455
		158,434
Tobacco - 0.3%
Loews Corp. - Carolina Group (d)	1,200,000	78,804
TOTAL CONSUMER STAPLES		2,399,368
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 13.0%
Energy Equipment & Services - 4.3%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	$ 27,490
Basic Energy Services, Inc. (a)(d)(e)	4,089,146	94,868
BJ Services Co.	4,000,000	113,080
Bristow Group, Inc. (a)(d)(e)	2,000,000	105,500
CE Franklin Ltd. (a)	179,500	1,394
Enerflex Systems Income Fund	1,200,000	16,122
Ensign Energy Services, Inc.	3,300,000	70,450
Farstad Shipping ASA (e)	2,500,000	67,289
Fugro NV (Certificaten Van Aandelen) unit	2,100,000	187,913
Grey Wolf, Inc. (a)	150,787	945
Hercules Offshore, Inc. (a)(d)	1,350,000	35,586
Lufkin Industries, Inc.	100,038	7,548
Nabors Industries Ltd. (a)	650,000	24,401
Oil States International, Inc. (a)(e)	5,005,030	250,552
Pason Systems, Inc. (e)	4,600,000	74,862
Patterson-UTI Energy, Inc.	2,500,000	69,850
ProSafe ASA	7,900,000	137,358
Solstad Offshore ASA (d)	1,250,000	33,030
Superior Energy Services, Inc. (a)	100,000	4,438
Total Energy Services Trust (e)	2,850,000	25,752
		1,348,428
Oil, Gas & Consumable Fuels - 8.7%
Adams Resources & Energy, Inc. (e)	413,200	12,210
AOC Holdings, Inc. (e)	5,000,000	53,628
Chesapeake Energy Corp.	6,000,000	310,200
Cimarex Energy Co.	750,000	46,725
Edge Petroleum Corp. (a)(d)(e)	2,853,976	14,898
Hankook Shell Oil Co. Ltd. (e)	77,730	7,043
Holly Corp.	100,000	4,148
Mariner Energy, Inc. (a)(g)	1,831,700	50,482
Mariner Energy, Inc. (a)	1,700,000	46,852
Michang Oil Industrial Co. Ltd. (e)	173,900	5,365
National Energy Group, Inc. (a)	548,313	2,001
Oil Search Ltd.	22,000,463	98,572
Pebercan, Inc. (a)	275,900	562
Petro-Canada	1,400,000	70,146
Petroleo Brasileiro SA - Petrobras sponsored ADR	11,300,000	1,372,039
Petroleum Development Corp. (a)	469,120	35,292
Repsol YPF SA sponsored ADR	400,000	16,228
StatoilHydro ASA sponsored ADR	5,400,000	195,318
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Swift Energy Co. (a)(d)	1,000,000	$ 52,140
Tesoro Corp.	2,000,000	50,280
Tsakos Energy Navigation Ltd.	400,000	13,000
USEC, Inc. (a)(d)(e)	8,600,000	39,904
Vanguard Natural Resources LLC	200,000	3,228
W&T Offshore, Inc. (e)	4,750,000	194,275
Western Refining, Inc.	350,000	3,504
World Fuel Services Corp. (e)	2,858,698	70,210
		2,768,250
TOTAL ENERGY		4,116,678
FINANCIALS - 9.3%
Capital Markets - 0.1%
Massachusetts Financial Corp. Class A (a)	370,490	2,293
Norvestia Oyj (B Shares) (d)	470,000	5,283
SEI Investments Co.	250,000	5,818
TradeStation Group, Inc. (a)	1,250,000	11,663
		25,057
Commercial Banks - 2.0%
Anglo Irish Bank Corp. PLC	10,000,373	140,504
Bank of the Ozarks, Inc. (d)(e)	1,500,000	37,425
Cathay General Bancorp (d)(e)	3,800,000	64,790
Dimeco, Inc.	16,140	722
East West Bancorp, Inc. (d)	1,577,860	22,469
Epic Bancorp (e)	221,317	2,607
EuroBancshares, Inc. (a)(e)	1,071,513	5,636
First Bancorp, Puerto Rico (d)(e)	8,000,000	82,320
First National Lincoln Corp., Maine	150,000	2,531
Hanmi Financial Corp.	1,554,996	10,869
Intervest Bancshares Corp. Class A	117,493	1,215
Nara Bancorp, Inc.	86,029	1,130
National City Corp. (f)	3,520,000	21,067
Oriental Financial Group, Inc. (e)	1,495,276	28,111
Pacific Premier Bancorp, Inc. (a)	70,000	529
Ringerikes Sparebank (e)	47,950	1,225
Ringkjoebing Bank (Reg.)	42,240	4,109
S.Y. Bancorp, Inc. (d)	450,000	11,084
Smithtown Bancorp, Inc.	114,822	2,313
Sparebanken More (primary capital certificate) (d)	77,853	3,503
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sparebanken Rogaland (primary capital certificate)	800,000	$ 7,937
W Holding Co., Inc. (d)(e)	10,402,548	11,027
Wachovia Corp.	5,546,188	161,671
Wilshire Bancorp, Inc.	15,000	124
		624,918
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	12,100,000	10,869
First Cash Financial Services, Inc. (a)	350,000	5,194
Nicholas Financial, Inc. (a)	182,570	1,163
		17,226
Diversified Financial Services - 1.0%
CIT Group, Inc.	2,234,709	24,336
Citigroup, Inc.	11,772,700	297,496
Newship Ltd. (a)	2,500	497
		322,329
Insurance - 5.5%
Assurant, Inc.	4,450,000	289,250
Axis Capital Holdings Ltd.	4,550,000	154,291
Brown & Brown, Inc.	680,000	13,056
Employers Holdings, Inc.	200,353	3,823
Endurance Specialty Holdings Ltd.	920,000	34,160
Financial Industries Corp. (a)(e)	1,043,965	7,047
First Mercury Financial Corp. (a)	200,000	3,160
Genworth Financial, Inc. Class A (non-vtg.)	10,000,030	230,601
IPC Holdings Ltd. (e)	3,700,000	107,707
National Interstate Corp.	316,482	7,200
National Western Life Insurance Co. Class A	170,087	43,137
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,660,563	83,227
Philadelphia Consolidated Holdings Corp. (a)(e)	5,903,191	217,710
Protective Life Corp.	764,053	32,564
RenaissanceRe Holdings Ltd.	3,100,000	159,464
Unum Group	15,500,000	359,755
		1,746,152
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit	1,527,600	906
VastNed Offices/Industrial NV	100,000	3,295
		4,201
Real Estate Management & Development - 0.2%
Cosmos Initia Co. Ltd.	150,000	467
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Real Estate Group, Inc. (a)	5,000	$ 125
Tejon Ranch Co. (a)(d)(e)	993,800	41,998
The St. Joe Co. (d)	531,400	21,612
		64,202
Thrifts & Mortgage Finance - 0.5%
BankUnited Financial Corp. Class A (d)	250,000	983
Farmer Mac Class C (non-vtg.)	350,000	11,200
First Financial Service Corp.	150,000	3,345
Imperial Capital Bancorp, Inc.	69,513	1,048
North Central Bancshares, Inc. (e)	133,861	4,084
Radian Group, Inc. (d)(e)	4,118,000	22,237
Severn Bancorp, Inc.	74,146	650
The PMI Group, Inc. (d)(e)	8,925,000	50,248
Triad Guaranty, Inc. (a)(d)(e)	1,438,451	3,280
Washington Mutual, Inc. (a)(f)	4,560,200	53,243
WSB Holdings, Inc.	124,958	681
		150,999
TOTAL FINANCIALS		2,955,084
HEALTH CARE - 9.3%
Biotechnology - 0.4%
Amgen, Inc. (a)	3,000,000	125,610
Cubist Pharmaceuticals, Inc. (a)	100,000	1,936
Vital BioTech Holdings Ltd.	5,000,000	160
		127,706
Health Care Equipment & Supplies - 1.1%
Cochlear Ltd.	500,000	26,741
COLTENE Holding AG	5,000	439
Cooper Companies, Inc.	1,700,012	59,500
Covidien Ltd.	1,000,000	46,690
Exactech, Inc. (a)(e)	1,000,000	24,510
Golden Meditech Co. Ltd.	10,800,000	3,742
Home Diagnostics, Inc. (a)	145,746	1,135
Mani, Inc.	160,000	9,940
Medical Action Industries, Inc. (a)(e)	1,568,250	25,704
Nakanishi, Inc.	251,000	25,291
National Dentex Corp. (a)(e)	558,249	6,520
Orthofix International NV (a)(e)	1,300,700	40,010
Somanetics Corp. (a)	300,000	4,887
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Span-America Medical System, Inc.	94,658	$ 1,090
Theragenics Corp. (a)(e)	3,304,620	14,045
Utah Medical Products, Inc. (e)	460,000	12,981
Young Innovations, Inc. (e)	840,000	14,969
Zimmer Holdings, Inc. (a)	500,000	37,080
		355,274
Health Care Providers & Services - 6.3%
Almost Family, Inc. (a)	137,100	2,595
American Dental Partners, Inc. (a)	50,000	580
American HomePatient, Inc. (a)(e)	1,735,000	1,319
AMERIGROUP Corp. (a)(e)	4,027,116	104,665
AmSurg Corp. (a)(e)	2,450,012	62,573
Apria Healthcare Group, Inc. (a)(e)	4,372,000	77,035
Bio-Reference Laboratories, Inc. (a)	349,979	8,812
Centene Corp. (a)	1,025,000	18,829
CML Healthcare Income Fund	3,200,000	47,693
Corvel Corp. (a)(e)	1,000,017	32,901
Coventry Health Care, Inc. (a)(e)	8,499,997	380,205
DaVita, Inc. (a)	275,000	14,413
Grupo Casa Saba SA de CV sponsored ADR	192,400	6,590
Health Management Associates, Inc. Class A	4,000,004	28,520
Healthspring, Inc. (a)	2,100,010	35,364
Japan Medical Dynamic Marketing, Inc. (a)	100,000	310
LHC Group, Inc. (a)	249,993	3,900
LifePoint Hospitals, Inc. (a)(d)(e)	5,675,920	170,959
Lincare Holdings, Inc. (a)(e)	9,550,000	232,447
Molina Healthcare, Inc. (a)(e)	1,601,086	39,755
National Healthcare Corp.	447,185	22,399
Nighthawk Radiology Holdings, Inc. (a)	50,000	375
Omnicare, Inc. (d)	2,100,700	42,749
Patterson Companies, Inc. (a)	4,200,000	143,640
RehabCare Group, Inc. (a)	194,100	3,300
ResCare, Inc. (a)	1,100,000	17,919
United Drug PLC:
(Ireland)	2,500,043	14,909
(United Kingdom)	499,993	2,982
UnitedHealth Group, Inc.	11,000,000	358,930
Universal American Financial Corp. (a)	1,199,997	12,876
VCA Antech, Inc. (a)	169,000	5,471
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)	111,791	$ 4,894
WellPoint, Inc. (a)	1,500,000	74,625
		1,974,534
Health Care Technology - 0.6%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	1,797
Computer Programs & Systems, Inc.	200,000	3,804
IMS Health, Inc.	7,350,000	181,913
		187,514
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)(d)	350,000	3,819
Harvard Bioscience, Inc. (a)	100,000	492
ICON PLC sponsored ADR (a)	1,820,000	131,040
Medtox Scientific, Inc. (a)	283,643	4,527
SeraCare Life Sciences, Inc. (a)	259,491	1,135
		141,013
Pharmaceuticals - 0.5%
Fornix Biosciences NV (e)	422,922	11,706
Hisamitsu Pharmaceutical Co., Inc.	800,000	30,056
Il Dong Pharmaceutical Co. Ltd.	182,013	7,003
Merck & Co., Inc.	2,000,000	76,080
Par Pharmaceutical Companies, Inc. (a)(d)	100,000	1,705
Sciele Pharma, Inc. (a)(d)	575,000	11,080
Torii Pharmaceutical Co. Ltd.	604,900	8,803
Whanin Pharmaceutical Co. Ltd.	250,000	3,464
		149,897
TOTAL HEALTH CARE		2,935,938
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.1%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	645
CAE, Inc. (e)	14,900,000	171,030
Moog, Inc. Class A (a)	3,830,000	165,111
		336,786
Air Freight & Logistics - 0.1%
AirNet Systems, Inc. (a)	413,918	1,118
Pacer International, Inc.	524,361	9,732
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Sinwa Ltd.	5,000,000	$ 1,069
Yusen Air & Sea Service Co. Ltd.	866,400	13,359
		25,278
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)(e)	5,300,000	16,059
MAIR Holdings, Inc. (a)(e)	2,000,026	6,780
Pinnacle Airlines Corp. (a)(d)	568,353	4,729
Republic Airways Holdings, Inc. (a)	1,539,687	25,959
Ryanair Holdings PLC sponsored ADR (a)(d)	1,000,000	27,110
		80,637
Building Products - 0.7%
Aaon, Inc.	585,909	10,593
Aica Kogyo Co. Ltd.	175,000	1,727
Insteel Industries, Inc.	165,255	2,059
Kingspan Group PLC (Ireland)	2,500,000	29,075
Kondotec, Inc.	250,000	1,354
NCI Building Systems, Inc. (a)(e)	2,007,400	48,459
Simpson Manufacturing Co. Ltd. (d)(e)	4,500,000	118,755
		212,022
Commercial Services & Supplies - 1.1%
AJIS Co. Ltd.	238,800	6,711
Cintas Corp.	1,120,000	33,163
Clarius Group Ltd.	1,100,000	1,733
Corporate Executive Board Co.	10,000	436
CRA International, Inc. (a)(e)	849,997	29,308
Equifax, Inc.	4,950,000	189,437
GeoEye, Inc. (a)	190,000	4,376
GFK AG	100,000	4,566
HNI Corp.	80,000	1,742
Knoll, Inc.	235,372	3,065
Manpower, Inc.	55,000	3,692
Mitie Group PLC	5,000,000	22,989
PeopleSupport, Inc. (a)	125,000	1,236
RCM Technologies, Inc. (a)(e)	1,171,450	4,815
Robert Half International, Inc.	125,000	2,963
RSDB NV	7,974	431
Schawk, Inc. Class A	709,981	11,381
Secom Techno Service Co. Ltd.	345,500	9,152
Spice PLC	10,000	110
TrueBlue, Inc. (a)(d)	1,165,561	14,838
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
VICOM Ltd.	336,000	$ 434
Wesco, Inc.	300,000	585
		347,163
Construction & Engineering - 0.8%
Arcadis NV	415,000	25,150
Chiyoda Corp.	1,400,000	10,554
Chodai Co. Ltd.	100,000	298
Dongyang Express & Construction Corp.	20,650	892
Heijmans NV (d)	100,000	4,051
Hibiya Engineering Ltd. (d)	1,200,000	7,968
Hyder Consulting PLC	100,000	758
Imtech NV	900,000	25,290
Kaneshita Construction Co. Ltd.	925,000	3,746
KHD Humboldt Wedag International Ltd. (a)	249,962	7,246
Koninklijke BAM Groep NV	900,000	21,679
Kyeryong Construction Industrial Co. Ltd.	215,000	7,876
Sanyo Engineering & Construction, Inc.	1,000,000	4,002
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	10,328
ShoLodge, Inc. (a)(e)	500,627	1,151
Stantec, Inc. (a)(e)	2,750,000	80,908
URS Corp. (a)	750,000	30,255
Yurtec Corp.	1,150,000	6,555
		248,707
Electrical Equipment - 1.5%
Aichi Electric Co. Ltd.	1,000,000	2,373
AZZ, Inc. (a)(d)(e)	1,088,200	29,033
Belden, Inc.	1,500,000	50,610
BYD Co. Ltd. (H Shares)	1,900,000	3,325
Chase Corp. (e)	805,461	15,368
Deswell Industries, Inc. (e)	844,667	5,448
Dewey Electronics Corp. (a)	61,200	159
Draka Holding NV (d)	1,475,000	53,006
Encore Wire Corp. (d)(e)	1,820,037	41,133
GrafTech International Ltd. (a)(e)	7,000,000	137,550
Koito Industries Ltd.	470,000	1,667
Korea Electric Terminal Co. Ltd. (e)	610,000	13,802
Nexans SA (d)	425,000	56,607
Power Logics Co. Ltd. (a)	525,000	2,742
Prysmian SpA	600,000	14,322
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Superior Essex, Inc. (a)(e)	1,541,421	$ 45,826
Universal Security Instruments, Inc. (a)(e)	241,255	1,498
		474,469
Industrial Conglomerates - 0.7%
DCC PLC (Ireland) (e)	8,250,000	190,224
Keppel Corp. Ltd.	200,000	1,522
Teleflex, Inc.	800,000	44,072
		235,818
Machinery - 1.2%
Aalberts Industries NV (d)	784,956	17,033
Actuant Corp. Class A	100,000	3,387
Cascade Corp. (d)(e)	1,200,000	51,900
CKD Corp.	3,267,900	21,681
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	32,459
Donaldson Co., Inc.	1,000,000	43,540
Foremost Income Fund (e)	1,580,000	19,046
FreightCar America, Inc. (e)	625,321	24,012
Gardner Denver, Inc. (a)	1,077,400	50,045
Gehl Co. (a)	364,487	5,624
Greenbrier Companies, Inc. (e)	1,500,000	34,125
Hardinge, Inc.	400,000	6,672
IDEX Corp.	699,999	25,683
Inoue Kinzoku Kogyo Co. Ltd.	300,000	1,452
Jaya Holdings Ltd.	21,000,000	21,680
NACCO Industries, Inc. Class A	65,800	5,915
Nadex Co. Ltd.	76,000	431
S&T Corp. (a)	21,004	1,497
S&T Holdings Co. Ltd.	79,017	1,441
Seksun Corp. Ltd.	8,000,000	1,003
Singamas Container Holdings Ltd.	2,000,000	580
Trifast PLC (e)	7,000,000	8,072
Twin Disc, Inc.	199,986	3,606
Velan, Inc. (sub. vtg.) (a)	421,900	5,237
Wolverine Tube, Inc. (a)(e)	4,024,057	2,898
		389,019
Marine - 0.0%
Tokyo Kisen Co. Ltd. (e)	625,000	3,551
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	536,900	5,457
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Heartland Express, Inc.	2,400,000	$ 37,128
Hutech Norin Co. Ltd.	331,600	2,157
Japan Logistic Systems Corp.	300,000	752
Knight Transportation, Inc. (d)	1,002,606	17,034
Old Dominion Freight Lines, Inc. (a)(e)	3,600,000	110,520
Sakai Moving Service Co. Ltd.	464,300	10,107
Trancom Co. Ltd. (e)	1,032,400	14,417
Universal Truckload Services, Inc. (a)	485,427	10,179
US 1 Industries, Inc. (a)	219,114	348
YRC Worldwide, Inc. (a)(d)(e)	2,867,296	46,594
		254,693
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	330,000	7,440
ERIKS Group NV (Certificaten Van Aandelen) unit	25,000	1,842
Grafton Group PLC unit	4,375,017	35,174
Hanwa Co. Ltd.	350,000	1,815
Misumi Group, Inc. (d)	325,000	6,322
Mitsui & Co. Ltd.	350,000	8,219
MSC Industrial Direct Co., Inc. Class A	10,000	488
Parker Corp.	102,000	254
Richelieu Hardware Ltd.	800,000	16,022
Senshu Electric Co. Ltd.	20,300	346
Uehara Sei Shoji Co. Ltd.	1,100,000	4,106
Wakita & Co. Ltd.	650,000	3,707
		85,735
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	8,825
Meiko Transportation Co. Ltd.	560,000	6,269
		15,094
TOTAL INDUSTRIALS		2,708,972
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.2%
Arris Group, Inc. (a)	610,000	4,941
Bel Fuse, Inc. Class A	369,793	10,465
Black Box Corp. (e)	1,981,025	58,896
Blonder Tongue Laboratories, Inc. (a)	152,040	214
BYD Electronic International Co. Ltd.	1,500,000	1,659
ClearOne Communications, Inc. (a)(e)	940,503	4,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ditech Networks, Inc. (a)(e)	3,234,000	$ 9,217
F5 Networks, Inc. (a)	605,000	13,691
Gemtek Technology Corp.	524,552	1,032
Nera Telecommunications Ltd.	9,000,000	2,588
NETGEAR, Inc. (a)(e)	3,461,327	56,108
Oplink Communications, Inc. (a)	300,000	2,883
Optical Cable Corp. (a)(e)	601,700	2,840
Packeteer, Inc. (a)(e)	2,250,000	15,863
Plantronics, Inc. (e)	4,885,275	121,692
Polycom, Inc. (a)	50,000	1,120
TKH Group NV unit	3,000,000	73,762
		381,156
Computers & Peripherals - 1.4%
ASUSTeK Computer, Inc.	1,397,211	4,534
Datapulse Technology Ltd.	2,500,000	369
Dataram Corp. (e)	858,800	2,817
Logitech International SA (Reg.) (a)	5,600,000	171,285
Seagate Technology	6,500,000	122,655
Super Micro Computer, Inc. (e)	1,706,248	12,729
Teradata Corp. (a)	25,000	532
TPV Technology Ltd.	38,000,000	26,428
Unisteel Technology Ltd.	15,843,750	18,810
Western Digital Corp. (a)	775,000	22,467
Xyratex Ltd. (a)(e)	2,400,020	47,208
		429,834
Electronic Equipment & Instruments - 4.3%
A&D Co. Ltd. (d)(e)	1,700,000	14,976
CPI International, Inc. (a)(e)	1,067,900	12,227
Delta Electronics, Inc.	16,179,552	48,622
Delta Electronics PCL (For. Reg.)	30,000,000	20,050
Excel Co. Ltd.	311,200	3,724
Hon Hai Precision Industry Co. Ltd. (Foxconn)	75,104,343	435,370
Huan Hsin Holdings Ltd.	7,200,000	3,079
Ingram Micro, Inc. Class A (a)	1,500,000	25,515
Insight Enterprises, Inc. (a)	700,000	8,442
INTOPS Co. Ltd.	100,000	2,572
Jabil Circuit, Inc.	7,950,000	86,496
Jurong Technologies Industrial Corp. Ltd.	29,873,347	6,829
Kingboard Chemical Holdings Ltd.	34,980,000	165,852
Kingboard Laminates Holdings Ltd.	2,000,000	1,365
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Mesa Laboratories, Inc. (e)	245,000	$ 5,390
MOCON, Inc.	17,157	188
Multi-Fineline Electronix, Inc. (a)(d)	99,952	1,889
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	5,579
Orbotech Ltd. (a)(e)	2,999,985	52,650
ScanSource, Inc. (a)(d)(e)	2,586,800	64,592
SED International Holdings, Inc. (a)(e)	480,000	672
Sigmatron International, Inc. (a)(e)	381,880	2,123
Sinotronics Holdings Ltd.	15,300,000	1,433
SMART Modular Technologies (WWH), Inc. (a)	2,817,069	16,987
Softchoice Corp.	30,000	439
Spectrum Control, Inc. (a)(e)	1,075,481	9,228
SYNNEX Corp. (a)(e)	3,185,400	76,067
Taitron Components, Inc. Class A (sub. vtg.)	359,023	506
Takachiho Electric Co. Ltd.	335,400	3,815
Tomen Electronics Corp. (d)	390,600	4,574
Tyco Electronics Ltd.	5,200,000	194,532
Varitronix International Ltd.	12,000,000	8,069
Venture Corp. Ltd.	9,700,000	79,397
Winland Electronics, Inc. (a)(e)	356,100	712
Wireless Telecom Group, Inc. (a)(e)	1,767,712	2,546
Zones, Inc. (a)	106,160	913
		1,367,420
Internet Software & Services - 0.4%
DivX, Inc. (a)(d)(e)	3,013,647	22,542
eBay, Inc. (a)	25,000	782
Internet Gold Golden Lines Ltd. (a)	548,100	5,651
j2 Global Communications, Inc. (a)(e)	3,425,000	73,295
LiveDeal, Inc. (a)	151,730	455
Open Text Corp. (a)(d)	538,132	19,872
United Internet AG	30,000	645
		123,242
IT Services - 1.6%
Affiliated Computer Services, Inc. Class A (a)	2,575,000	136,398
Cass Information Systems, Inc.	288,068	9,714
Cognizant Technology Solutions Corp. Class A (a)	875,000	28,219
Computer Sciences Corp. (a)	2,400,000	104,616
CSE Global Ltd. (e)	26,262,500	19,754
Fidelity National Information Services, Inc.	671,762	24,224
Indra Sistemas SA	1,000,000	27,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
infoUSA, Inc.	1,449,952	$ 8,221
SinoCom Software Group Ltd.	22,848,000	4,163
Total System Services, Inc.	600,000	14,280
VeriFone Holdings, Inc. (a)	600,000	6,714
Visa, Inc.	1,273,700	106,290
Wright Express Corp. (a)	350,000	11,550
		501,509
Office Electronics - 0.7%
Canon, Inc.	4,100,000	206,108
Semiconductors & Semiconductor Equipment - 2.2%
Aviza Technology, Inc. (a)	750,299	428
Axcelis Technologies, Inc. (a)(e)	9,170,004	49,518
Catalyst Semiconductor, Inc. (a)	740,437	3,154
Cymer, Inc. (a)	350,000	9,097
Diodes, Inc. (a)(e)	3,000,000	81,120
Eagle Test Systems, Inc. (a)(e)	1,606,851	19,395
FormFactor, Inc. (a)	2,200,000	42,394
Intest Corp. (a)(e)	909,300	1,509
KEC Corp. (a)	2,500,000	3,264
KEC Holdings Co. Ltd. (e)	1,799,999	3,068
Kontron AG	5,000	81
Kulicke & Soffa Industries, Inc. (a)(d)	350,000	2,307
Maxim Integrated Products, Inc.	13,000,000	273,390
MediaTek, Inc.	4,446,750	57,688
Melexis NV (e)	3,045,000	49,912
Miraial Co. Ltd.	27,500	842
Omnivision Technologies, Inc. (a)(d)(e)	5,103,800	81,865
Trio-Tech International	145,600	936
USC Corp.	92,900	1,233
Varian Semiconductor Equipment Associates, Inc. (a)	318,749	11,676
Zoran Corp. (a)	900,000	11,844
		704,721
Software - 3.9%
Amdocs Ltd. (a)	1,700,000	53,346
Ansys, Inc. (a)(e)	5,615,010	225,892
Catapult Communications Corp. (a)(e)	1,482,532	10,704
Cybernet Systems Co. Ltd.	13,303	4,972
Divestco, Inc. (a)(e)	3,501,900	9,180
DMX Technologies Group Ltd.	1,000,000	184
ebix.com, Inc. (a)	71,146	6,028
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
ECtel Ltd. (a)	154,153	$ 345
Epicor Software Corp. (a)	1,000,000	8,000
Exact Holdings NV	625,000	21,329
FactSet Research Systems, Inc. (d)	100,000	6,003
Fair Isaac Corp. (d)(e)	4,010,889	99,350
i2 Technologies, Inc. (a)(d)	1,051,634	11,042
ICT Automatisering NV (d)	410,001	5,696
Infomedia Ltd.	600,000	241
Jack Henry & Associates, Inc. (e)	6,500,000	170,820
Oracle Corp. (a)	24,000,000	500,400
Pervasive Software, Inc. (a)(e)	2,314,844	10,996
Progress Software Corp. (a)(e)	2,450,000	74,064
Quality Systems, Inc. (d)	175,000	5,621
SDL PLC (a)	20,000	134
Sonic Solutions, Inc. (a)(d)	775,000	7,122
Springsoft, Inc.	6,810,814	9,171
		1,240,640
TOTAL INFORMATION TECHNOLOGY		4,954,630
MATERIALS - 4.7%
Chemicals - 2.7%
Aronkasei Co. Ltd.	500,000	1,762
C. Uyemura & Co. Ltd.	55,000	2,115
Dongbu Fine Chemical Co. Ltd.	100,000	1,525
EcoGreen Fine Chemical Group Ltd.	8,892,000	3,309
FMC Corp.	2,350,000	147,533
Fujikura Kasei Co., Ltd.	650,000	5,361
Honshu Chemical Industry Co., Ltd.	100,000	613
Innospec, Inc. (e)	2,450,000	49,956
Korea Polyol Co. Ltd.	122,064	6,570
KPC Holdings Corp.	43,478	2,466
OM Group, Inc. (a)(e)	1,750,000	95,830
Rockwood Holdings, Inc. (a)	100,000	3,691
Soken Chemical & Engineer Co. Ltd. (d)	360,000	8,420
Tokyo Printing Ink Manufacturing Co. Ltd.	400,000	963
Yara International ASA (d)	7,000,000	512,967
Yip's Chemical Holdings Ltd. (e)	26,000,000	18,283
		861,364
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	810,000	$ 7,681
Mitani Sekisan Co. Ltd.	265,400	1,585
Titan Cement Co. SA (Reg.)	100,000	4,477
		13,743
Containers & Packaging - 0.3%
Kohsoku Corp.	523,000	2,935
Silgan Holdings, Inc.	1,804,908	96,165
Starlite Holdings Ltd.	1,500,000	100
The Pack Corp.	70,000	1,078
		100,278
Metals & Mining - 1.6%
Avocet Mining PLC (a)	250,000	815
Blue Earth Refineries, Inc.	439,200	1,085
Compania de Minas Buenaventura SA sponsored ADR	2,400,000	150,168
Croesus Mining NL (a)	73,333	0
Equigold NL	5,000,000	18,488
Gerdau SA sponsored ADR (d)	4,400,000	170,412
IAMGOLD Corp.	3,225,000	19,438
Industrias Penoles SA de CV	2,900,000	85,448
Keystone Consolidated Industries, Inc. (a)	13,125	131
Korea Steel Shapes Co. Ltd.	45,960	2,657
Newmont Mining Corp.	10,000	442
POSCO sponsored ADR (d)	400,000	49,360
Synalloy Corp. (d)	268,500	4,291
Tohoku Steel Co. Ltd. (e)	503,000	7,464
Troy Resources NL	250,000	566
Uruguay Mineral Exploration, Inc.	800,000	2,065
Webco Industries, Inc. (a)	15,963	2,155
		514,985
Paper & Forest Products - 0.0%
Gunns Ltd.	100,000	279
TOTAL MATERIALS		1,490,649
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,200,300	37,365
Qwest Communications International, Inc.	100,000	516
		37,881
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	$ 31,635
SK Telecom Co. Ltd. sponsored ADR	2,400,000	54,168
		85,803
TOTAL TELECOMMUNICATION SERVICES		123,684
UTILITIES - 0.2%
Electric Utilities - 0.1%
Korea Electric Power Corp. sponsored ADR	2,500,000	41,075
Maine & Maritimes Corp. (a)(e)	130,000	4,596
		45,671
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	4,958
Keiyo Gas Co. Ltd.	355,000	1,686
KyungDong City Gas Co. Ltd.	135,000	7,818
Otaki Gas Co. Ltd.	670,000	4,499
		18,961
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd	713,000	287
TOTAL UTILITIES		64,919
TOTAL COMMON STOCKS (Cost $19,607,052)		27,926,635
Convertible Preferred Stocks - 1.6%

FINANCIALS - 1.6%
Commercial Banks - 0.8%
East West Bancorp, Inc. Series A, 8.00%	53,900	59,175
National City Corp. (f)	1,324	158,483
Wachovia Corp. 7.50%	37,000	42,671
		260,329
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	263,600	14,337
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc. (f)	1,671	234,704
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $403,592)		509,370
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 29,680	$ 19,657
TOTAL CONVERTIBLE BONDS (Cost $29,680)		19,657
Money Market Funds - 13.9%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	3,351,967,094	3,351,967
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	1,036,813,535	1,036,814
TOTAL MONEY MARKET FUNDS (Cost $4,388,781)		4,388,781
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $24,429,105)		32,844,443
NET OTHER ASSETS - (3.9)%		(1,235,894)
NET ASSETS - 100%		$ 31,608,549
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $467,497,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
National City Corp.	4/21/08	$ 17,600
National City Corp.	4/21/08	$ 132,400
Washington Mutual, Inc.	4/8/08	$ 39,902
Washington Mutual, Inc.	4/8/08	$ 167,100

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of period, the value of these securities amounted to $50,482,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 132,415
Fidelity Securities Lending Cash Central Fund	12,432
Total	$ 144,847
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ -	$ 14,760	$ -	$ 83	$ 14,976
Abbey PLC	46,245	-	-	1,788	28,396
Adams Resources & Energy, Inc.	10,198	-	-	194	12,210
AirNet Systems, Inc.	2,035	-	469	-	-
Alabama Aircraft Industries, Inc.	-	-	-	-	645
American Axle & Manufacturing Holdings, Inc.	121,394	-	-	2,257	101,028
American HomePatient, Inc.	3,019	-	-	-	1,319
American Italian Pasta Co. Class A	15,020	756	1,132	-	15,778
AMERIGROUP Corp.	105,095	6,755	864	-	104,665
AmSurg Corp.	64,107	-	2,433	-	62,573
Ansys, Inc.	149,468	2	4,779	-	225,892
AOC Holdings, Inc.	-	46,434	-	577	53,628
Applebee's International, Inc.	184,500	-	191,250	-	-
Apria Healthcare Group, Inc.	112,746	1,643	-	-	77,035
Arctic Cat, Inc.	-	7,360	-	20	7,781
Arrhythmia Research Technology, Inc.	3,025	-	-	-	1,797
ArvinMeritor, Inc.	135,198	-	77,571	1,953	-
Atlantic Tele-Network, Inc.	35,025	-	-	576	37,365
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Axcelis Technologies, Inc.	$ 50,894	$ -	$ -	$ -	$ 49,518
AZZ, Inc.	38,631	-	-	-	29,033
Bank of the Ozarks, Inc.	47,304	29	4,272	570	37,425
Barratt Developments PLC	453,949	-	-	17,840	131,272
Basic Energy Services, Inc.	57,291	28,680	-	-	94,868
Beazer Homes USA, Inc.	27,980	2,985	9,994	175	-
Bed Bath & Beyond, Inc.	358,220	394,052	-	-	742,625
Bellway PLC	205,186	-	15,036	4,116	104,756
BJ's Wholesale Club, Inc.	181,686	-	191,269	-	-
Black Box Corp.	79,736	-	-	357	58,896
Blyth, Inc.	84,816	961	8,867	1,971	58,098
Brinker International, Inc.	153,558	47,424	-	2,156	171,877
Bristow Group, Inc.	101,851	-	7,118	-	105,500
C&D Technologies, Inc.	8,663	-	7,724	-	-
CAE, Inc.	193,635	-	1,019	376	171,030
Cagle's, Inc. Class A	2,451	-	-	-	1,961
Cantel Medical Corp.	13,193	-	15,147	-	-
Career Education Corp.	291,410	-	-	-	197,840
Cascade Corp.	81,348	-	-	648	51,900
Catalyst Semiconductor, Inc.	8,225	1,426	7,560	-	-
Catapult Communications Corp.	12,631	-	-	-	10,704
Cathay General Bancorp	123,731	-	6,697	1,221	64,790
CEC Entertainment, Inc.	109,187	-	18,579	-	115,320
Championship Auto Racing Teams, Inc.	-	-	-	-	-
Chase Corp.	14,229	92	216	202	15,368
Chime Communications PLC	14,260	-	-	61	8,522
Chromcraft Revington, Inc.	6,749	-	358	-	3,286
ClearOne Communications, Inc.	4,750	-	-	-	4,185
Columbus McKinnon Corp. (NY Shares)	28,127	1,245	-	-	32,459
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commerce Group, Inc., Massachusetts	$ 98,966	$ 11,527	$ 136,837	$ 1,066	$ -
Communications Systems, Inc.	6,645	-	6,916	51	-
Cooper Companies, Inc.	125,326	-	28,501	75	-
Corvel Corp.	7,449	19,118	2,829	-	32,901
Coventry Health Care, Inc.	22,324	389,923	-	-	380,205
CPI International, Inc.	18,039	105	-	-	12,227
CRA International, Inc.	-	23,071	-	-	29,308
Craftmade International, Inc.	7,406	-	3,563	157	-
CSE Global Ltd.	10,024	12,625	-	-	19,754
D.R. Horton, Inc.	511,592	-	72,375	13,154	387,250
Dataram Corp.	3,470	-	-	155	2,817
DCC PLC (Ireland)	245,886	-	1,385	2,526	190,224
Decorator Industries, Inc.	1,632	-	-	22	721
Delta Apparel, Inc.	16,618	-	-	43	3,783
Deswell Industries, Inc.	9,535	-	521	388	5,448
Diodes, Inc.	1,993	69,255	-	-	81,120
Ditech Networks, Inc.	24,126	-	-	-	9,217
Divestco, Inc.	8,718	3,086	-	-	9,180
DivX, Inc.	-	20,452	-	-	22,542
Dominion Homes, Inc.	3,444	-	542	-	-
Draka Holding NV	183,627	-	78,257	1,329	-
Drew Industries, Inc.	63,487	218	53,125	-	-
Ducommun, Inc.	18,195	-	20,198	-	-
Eagle Test Systems, Inc.	22,910	1,072	-	-	19,395
ECtel Ltd.	5,530	-	4,986	-	-
Edge Petroleum Corp.	-	19,223	-	-	14,898
Educational Development Corp.	2,487	-	-	-	2,349
Encore Wire Corp.	61,101	-	4,149	120	41,133
Epic Bancorp	3,587	-	662	34	2,607
Escalon Medical Corp.	3,364	-	2,449	-	-
EuroBancshares, Inc.	9,011	-	-	-	5,636
Exactech, Inc.	18,014	-	3,209	-	24,510
ExpressJet Holdings, Inc. Class A	28,316	-	316	-	16,059
Fair Isaac Corp.	117,780	34,815	-	220	99,350
Farstad Shipping ASA	68,410	-	-	-	67,289
Federal Screw Works	1,953	-	65	46	1,080
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Financial Industries Corp.	$ 7,832	$ -	$ 1,539	$ -	$ 7,047
Finlay Enterprises, Inc.	4,934	-	776	-	-
First Bancorp, Puerto Rico	73,821	-	161	1,514	82,320
First Mutual Bancshares Inc.	17,320	-	17,883	120	-
FMC Corp.	256,249	-	179,924	1,166	-
Footstar, Inc.	9,132	-	-	-	10,080
Foremost Income Fund	20,519	1,607	-	1,286	19,046
Fornix Biosciences NV	7,872	4,472	-	1,007	11,706
Fossil, Inc.	178,263	-	101,091	-	152,107
FreightCar America, Inc.	7,055	20,223	-	84	24,012
Fremont General Corp.	34,620	-	16,590	-	-
Fresh Del Monte Produce, Inc.	148,867	-	1,163	-	182,851
Friedmans, Inc. Class A	-	-	-	-	-
Genesco, Inc.	83,409	-	75,424	-	-
Genlyte Group, Inc.	184,361	14,572	273,150	-	-
Gildan Activewear, Inc.	288,688	2,599	80,413	-	162,738
Goodfellow, Inc.	11,924	-	248	423	7,471
GrafTech International Ltd.	116,818	-	9,042	-	137,550
Greenbrier Companies, Inc.	50,055	-	-	360	34,125
Group 1 Automotive, Inc.	14,899	23,566	-	356	31,349
Gulliver International Co. Ltd.	-	33,875	-	94	33,762
Hampshire Group Ltd.	18,321	-	258	-	8,924
Hankook Shell Oil Co. Ltd.	6,332	-	-	588	7,043
Hardinge, Inc.	25,677	4,045	23,469	67	-
Health Management Associates, Inc. Class A	199,234	-	129,206	-	-
Heijmans NV	107,244	-	67,888	194	-
Helen of Troy Ltd.	66,634	1,187	-	-	51,915
Henry Boot PLC	64,229	-	15,418	299	22,069
Hot Topic, Inc.	22,500	-	7,050	-	-
HTL International Holdings Ltd.	16,264	-	-	108	7,038
i2 Technologies, Inc.	20,904	-	2,621	-	-
ICT Automatisering NV	8,489	-	510	-	-
Innospec, Inc.	67,971	-	528	233	49,956
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Interstate Bakeries Corp.	$ 4,978	$ -	$ 209	$ -	$ -
Intest Corp.	3,728	-	-	-	1,509
INZI Controls Co. Ltd.	9,172	-	-	164	4,729
IPC Holdings Ltd.	93,109	-	1,538	2,315	107,707
Isewan Terminal Service Co. Ltd.	5,221	4,239	-	177	8,825
j2 Global Communications, Inc.	-	78,252	-	-	73,295
Jack Henry & Associates, Inc.	150,125	6,007	-	1,316	170,820
Jack in the Box, Inc.	210,175	-	-	-	175,721
JLM Couture, Inc.	463	-	-	-	329
Jos. A. Bank Clothiers, Inc.	48,365	12,945	-	-	44,388
KEC Corp.	7,548	-	4,462	-	-
KEC Holdings Co. Ltd.	3,691	-	159	64	3,068
KHD Humboldt Wedag International Ltd.	43,636	-	35,838	-	-
Komag, Inc.	99,735	-	100,482	-	-
Komplett ASA	25,906	-	823	254	14,931
Korea Electric Terminal Co. Ltd.	17,807	-	-	108	13,802
Lenox Group, Inc.	8,705	-	2,201	-	1,082
Libbey, Inc.	28,026	-	17,388	77	-
LifePoint Hospitals, Inc.	115,245	48,698	2,997	-	170,959
Lincare Holdings, Inc.	341,268	-	443	-	232,447
Liz Claiborne, Inc.	211,156	-	35,441	900	88,450
M/I Homes, Inc.	42,472	-	-	130	29,670
Maine & Maritimes Corp.	4,119	-	697	-	4,596
MAIR Holdings, Inc.	12,560	-	-	-	6,780
Marine Products Corp.	33,892	-	11,763	629	16,630
Massachusetts Financial Corp. Class A	3,781	-	2,619	-	-
Medical Action Industries, Inc.	30,518	-	-	-	25,704
Melexis NV	53,416	-	-	2,200	49,912
Merit Medical Systems, Inc.	27,416	-	32,984	-	-
Meritage Homes Corp.	20,475	7,514	23,863	-	-
Mesa Laboratories, Inc.	5,822	339	-	65	5,390
Metro, Inc. Class A (sub. vtg.)	345,114	48,792	-	3,077	277,668
Michang Oil Industrial Co. Ltd.	5,889	-	-	186	5,365
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Micronetics, Inc.	$ 3,784	$ -	$ 3,431	$ -	$ -
MOCON, Inc.	3,685	-	3,595	51	-
Molina Healthcare, Inc.	-	39,294	-	-	39,755
Monarch Casino & Resort, Inc.	23,724	2,265	728	-	12,147
Mothers Work, Inc.	9,247	202	7,039	-	-
Murakami Corp.	4,761	1,180	111	65	6,193
National Dentex Corp.	9,051	529	-	-	6,520
National Western Life Insurance Co. Class A	54,979	-	14,346	70	-
NBTY, Inc.	-	118,402	3,328	-	115,415
NCI Building Systems, Inc.	96,718	210	-	-	48,459
Neoware, Inc.	19,565	-	20,060	-	-
NETGEAR, Inc.	95,740	-	-	-	56,108
NEXT PLC	543,926	7,355	36,087	5,121	300,767
Ngai Lik Industrial Holdings Ltd.	4,991	-	-	67	2,488
North Central Bancshares, Inc.	5,453	-	97	141	4,084
Northrim Bancorp, Inc.	12,106	-	9,291	45	-
Nutraceutical International Corp.	16,627	-	-	-	12,864
Odyssey Healthcare, Inc.	30,679	-	27,765	-	-
Oil States International, Inc.	196,131	17,903	-	-	250,552
Old Dominion Freight Lines, Inc.	104,332	-	449	-	110,520
OM Group, Inc.	121,100	-	42,237	-	95,830
Omnivision Technologies, Inc.	60,524	24,785	-	-	81,865
Optical Cable Corp.	3,039	-	-	-	2,840
Option Care, Inc.	66,230	-	66,606	-	-
Orbotech Ltd.	64,650	-	-	-	52,650
Oriental Financial Group, Inc.	13,338	-	-	565	28,111
Orthofix International NV	60,284	-	5,737	-	40,010
Overland Storage, Inc.	2,273	-	1,923	-	-
Ozeki Co. Ltd.	16,590	11,773	-	344	26,961
P&F Industries, Inc. Class A	4,138	-	513	-	1,330
P.A.M. Transportation Services, Inc.	11,408	-	9,313	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pacific Sunwear of California, Inc.	$ 136,047	$ -	$ 106,766	$ -	$ -
Packeteer, Inc.	24,739	-	9,698	-	15,863
Papa John's International, Inc.	72,690	9,145	-	-	80,649
Pason Systems, Inc.	76,779	-	5,616	328	74,862
Peak International Ltd.	2,813	-	1,910	-	-
Pemco Aviation Group, Inc.	2,367	-	-	-	-
Pervasive Software, Inc.	11,551	-	-	-	10,996
PetMed Express, Inc.	16,306	17,137	-	-	27,456
Petroleum Development Corp.	51,434	-	60,739	-	-
Philadelphia Consolidated Holdings Corp.	124,683	81,482	-	-	217,710
Piolax, Inc.	14,792	2,046	-	227	18,313
Plantronics, Inc.	133,246	7,168	7,194	693	121,692
Pomeroy IT Solutions, Inc.	13,410	-	-	-	7,976
Progress Software Corp.	72,082	2,857	994	-	74,064
Quiksilver, Inc.	153,742	-	96,032	-	-
Quipp, Inc.	1,058	-	635	-	-
R&G Financial Corp. Class B	4,651	-	1,853	-	-
Radian Group, Inc.	80,904	21,443	-	180	22,237
RCM Technologies, Inc.	9,884	160	-	-	4,815
RehabCare Group, Inc.	17,287	-	20,720	-	-
ResCare, Inc.	29,958	208	10,659	-	-
Rex Stores Corp.	28,476	-	389	-	22,261
Ringerikes Sparebank	1,371	-	58	79	1,225
Rocky Brands, Inc.	6,262	-	-	-	2,854
Rocky Mountain Chocolate Factory, Inc.	84	4,484	-	27	4,451
Ross Stores, Inc.	147,543	144,196	22,655	2,050	328,202
Ruby Tuesday, Inc.	141,778	-	-	-	54,226
Ruth's Chris Steak House, Inc.	17,690	2,727	-	-	10,070
S.Y. Bancorp, Inc.	20,944	619	10,882	316	-
ScanSource, Inc.	69,020	379	-	-	64,592
ScS Upholstery PLC	10,945	-	146	601	2,803
SED International Holdings, Inc.	720	-	-	-	672
Seksun Corp. Ltd.	13,348	65	2,780	12,071	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Shaw Group, Inc.	$ 332,090	$ -	$ 376,992	$ -	$ -
Shinsegae Engineering & Construction Co. Ltd.	14,768	-	-	280	10,328
ShoLodge, Inc.	1,502	-	-	-	1,151
SigmaTel, Inc.	10,919	-	8,514	-	-
Sigmatron International, Inc.	3,987	78	-	-	2,123
Simpson Manufacturing Co. Ltd.	162,747	-	10,210	1,357	118,755
Sino-Forest Corp.	132,690	-	186,019	-	-
Sino-Forest Corp. (144A)	69,504	-	104,413	-	-
Sonic Corp.	106,399	-	3,580	-	109,950
Spectrum Control, Inc.	15,667	1,036	-	-	9,228
Sportscene Group, Inc. Class A	5,621	-	-	101	6,559
Standard Pacific Corp.	42,451	9,597	8,812	115	-
Stanley Furniture Co., Inc.	21,723	-	2,751	368	13,201
Stantec, Inc.	121,440	-	33,693	-	80,908
Steiner Leisure Ltd.	69,890	410	-	-	55,591
Strattec Security Corp.	25,500	-	7,198	632	12,686
Strongco Income Fund	3,816	1,103	-	471	3,810
Sunjin Co. Ltd.	10,853	-	-	98	5,784
Super Micro Computer, Inc.	3,580	10,751	-	-	12,729
Superior Essex, Inc.	57,504	5,381	11,388	-	45,826
SYNNEX Corp.	61,606	3,279	-	-	76,067
Teekay Corp.	229,887	-	209,327	1,485	-
Tejon Ranch Co.	38,889	545	-	-	41,998
The Allied Defense Group, Inc.	2,174	-	2,216	-	-
The PMI Group, Inc.	304,075	-	-	1,049	50,248
Theragenics Corp.	11,653	1,378	-	-	14,045
Tohoku Steel Co. Ltd.	3,713	3,117	-	72	7,464
Tokyo Kisen Co. Ltd.	3,923	585	-	87	3,551
Total Energy Services Trust	21,773	1,789	-	1,069	25,752
Trancom Co. Ltd.	4,840	11,214	-	288	14,417
Triad Guaranty, Inc.	-	22,169	-	-	3,280
Trifast PLC	11,971	-	216	135	8,072
Uni-Select, Inc.	25,448	7,968	-	315	25,424
Universal Security Instruments, Inc.	6,468	-	-	-	1,498
Unum Group	451,988	-	75,031	3,585	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Up, Inc.	$ 4,406	$ 519	$ -	$ 130	$ 4,264
USANA Health Sciences, Inc.	-	68,573	50,087	-	-
USEC, Inc.	142,715	1,357	-	-	39,904
USG Corp.	217,388	-	204,249	-	-
Utah Medical Products, Inc.	14,317	-	397	314	12,981
W Holding Co., Inc.	22,990	-	-	897	11,027
W&T Offshore, Inc.	159,256	8,423	86,862	3,392	194,275
Washington Savings Bank Fsb	3,512	-	1,816	32	-
Westwood One, Inc.	26,583	-	-	-	-
Winland Electronics, Inc.	1,143	-	-	-	712
Wireless Telecom Group, Inc.	4,655	89	-	-	2,546
Wolverine Tube, Inc.	2,297	4,310	994	-	2,898
World Fuel Services Corp.	40,890	59,159	-	254	70,210
Xyratex Ltd.	53,521	2,224	2,707	-	47,208
Yip's Chemical Holdings Ltd.	-	18,300	-	45	18,283
Young Innovations, Inc.	25,892	-	552	102	14,969
YRC Worldwide, Inc.	67,452	23,236	-	-	46,594
Total	$ 15,971,454	$ 2,256,630	$ 4,271,904	$ 115,802	$ 10,753,984
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $24,431,446,000. Net unrealized appreciation aggregated $8,412,997,000, of which $10,999,266,000 related to appreciated investment securities and $2,586,269,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Discovery Fund

April 30, 2008

1.800366.104

FVD-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 0.2%
Winnebago Industries, Inc. (d)	125,806	$ 2,024,219
Diversified Consumer Services - 0.9%
H&R Block, Inc.	97,000	2,121,390
Hillenbrand, Inc. (a)	75,600	1,439,424
Service Corp. International	500,300	5,558,333
Stewart Enterprises, Inc. Class A	310,400	2,120,032
		11,239,179
Hotels, Restaurants & Leisure - 0.8%
IHOP Corp. (d)	79,191	3,693,468
McCormick & Schmick's Seafood Restaurants (a)	24,100	289,923
McDonald's Corp.	106,133	6,323,404
		10,306,795
Household Durables - 2.6%
Beazer Homes USA, Inc. (d)	120,600	1,335,042
Black & Decker Corp.	62,400	4,095,312
Centex Corp.	184,600	3,843,372
D.R. Horton, Inc.	279,800	4,334,102
Ethan Allen Interiors, Inc.	89,500	2,458,565
KB Home	22,060	496,350
Lennar Corp. Class A	20,590	379,268
Newell Rubbermaid, Inc.	136,300	2,798,239
Pulte Homes, Inc.	182,800	2,383,712
Ryland Group, Inc.	154,800	4,950,504
The Stanley Works	58,100	2,802,744
Whirlpool Corp.	32,600	2,372,628
		32,249,838
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	20,500	679,551
Leisure Equipment & Products - 0.6%
Brunswick Corp.	95,200	1,587,936
Eastman Kodak Co.	148,000	2,647,720
MarineMax, Inc. (a)(d)	37,089	422,815
Polaris Industries, Inc. (d)	54,800	2,550,940
		7,209,411
Media - 1.1%
E.W. Scripps Co. Class A	138,300	6,211,053
News Corp.:
Class A	119,152	2,132,821
Class B	12,500	231,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The DIRECTV Group, Inc. (a)	55,500	$ 1,367,520
Valassis Communications, Inc. (a)	107,988	1,533,430
Viacom, Inc. Class B (non-vtg.) (a)	57,500	2,210,300
		13,686,374
Multiline Retail - 0.2%
Sears Holdings Corp. (a)(d)	21,500	2,120,115
Tuesday Morning Corp.	142,082	772,926
		2,893,041
Specialty Retail - 1.8%
AutoZone, Inc. (a)	10,900	1,316,175
Citi Trends, Inc. (a)	76,542	1,618,098
Foot Locker, Inc.	293,700	3,715,305
OfficeMax, Inc.	152,200	2,780,694
Shoe Carnival, Inc. (a)	63,400	885,698
Staples, Inc.	113,300	2,458,610
The Children's Place Retail Stores, Inc. (a)(d)	154,396	3,589,707
The Men's Wearhouse, Inc.	56,400	1,501,932
Tween Brands, Inc. (a)	52,300	993,700
Williams-Sonoma, Inc. (d)	136,600	3,606,240
		22,466,159
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.	2,900	89,813
LVMH Moet Hennessy - Louis Vuitton	10,800	1,237,852
Polo Ralph Lauren Corp. Class A	26,000	1,614,860
VF Corp.	30,300	2,253,714
		5,196,239
TOTAL CONSUMER DISCRETIONARY		107,950,806
CONSUMER STAPLES - 4.0%
Beverages - 0.1%
Remy Cointreau SA	30,262	1,882,594
Food & Staples Retailing - 0.8%
Kroger Co.	110,100	3,000,225
Rite Aid Corp. (a)(d)	1,131,900	3,056,130
SUPERVALU, Inc.	62,700	2,075,370
Winn-Dixie Stores, Inc. (a)	85,034	1,507,653
		9,639,378
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
Bunge Ltd.	39,900	$ 4,552,191
Cermaq ASA	189,600	2,188,409
Chiquita Brands International, Inc. (a)(d)	119,911	2,727,975
Corn Products International, Inc.	106,600	4,944,108
Lighthouse Caledonia ASA	25,474	24,023
Marine Harvest ASA (a)	2,997,000	1,984,261
Tyson Foods, Inc. Class A	202,700	3,608,060
		20,029,027
Household Products - 0.1%
Energizer Holdings, Inc. (a)	19,300	1,525,858
Personal Products - 0.6%
Avon Products, Inc.	167,200	6,524,144
Shiseido Co. Ltd.	30,000	719,712
		7,243,856
Tobacco - 0.8%
Altria Group, Inc.	136,600	2,732,000
Philip Morris International, Inc. (a)	132,200	6,746,166
		9,478,166
TOTAL CONSUMER STAPLES		49,798,879
ENERGY - 16.5%
Energy Equipment & Services - 1.8%
Hercules Offshore, Inc. (a)	70,100	1,847,836
Nabors Industries Ltd. (a)	183,486	6,888,064
National Oilwell Varco, Inc. (a)	152,058	10,408,370
Patterson-UTI Energy, Inc.	121,938	3,406,948
		22,551,218
Oil, Gas & Consumable Fuels - 14.7%
Arch Coal, Inc.	12,000	688,320
BP PLC sponsored ADR	8,700	633,273
Cabot Oil & Gas Corp.	139,400	7,941,618
Canadian Natural Resources Ltd.	35,900	3,049,593
Chesapeake Energy Corp.	42,600	2,202,420
Chevron Corp.	258,700	24,874,005
CONSOL Energy, Inc.	76,000	6,152,960
El Paso Corp.	98,000	1,679,720
El Paso Pipeline Partners LP	77,400	1,803,420
EOG Resources, Inc.	34,600	4,514,608
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	755,600	$ 70,323,689
Forest Oil Corp. (a)	106,200	6,258,366
Occidental Petroleum Corp.	35,500	2,953,955
Patriot Coal Corp. (a)	11,090	732,495
Peabody Energy Corp.	90,600	5,538,378
Petrohawk Energy Corp. (a)	165,796	3,919,417
Plains Exploration & Production Co. (a)	125,600	7,822,368
Quicksilver Resources, Inc. (a)	148,000	6,140,520
Range Resources Corp.	132,013	8,763,023
SandRidge Energy, Inc.	7,900	356,922
Southwestern Energy Co. (a)	101,000	4,273,310
Tesoro Corp.	14,771	371,343
Valero Energy Corp.	163,716	7,997,527
Williams Companies, Inc.	73,300	2,602,150
		181,593,400
TOTAL ENERGY		204,144,618
FINANCIALS - 27.8%
Capital Markets - 5.6%
Bank of New York Mellon Corp.	128,887	5,610,451
Charles Schwab Corp.	129,300	2,792,880
Janus Capital Group, Inc.	129,500	3,633,770
Lehman Brothers Holdings, Inc.	390,641	17,281,958
Merrill Lynch & Co., Inc.	124,200	6,188,886
Morgan Stanley	522,000	25,369,200
State Street Corp.	52,400	3,780,136
T. Rowe Price Group, Inc.	84,900	4,971,744
		69,629,025
Commercial Banks - 3.2%
First Merchants Corp.	133,016	3,401,219
First Midwest Bancorp, Inc., Delaware (d)	114,400	2,920,632
IBERIABANK Corp.	70,557	3,400,847
Susquehanna Bancshares, Inc., Pennsylvania	57,900	1,151,631
UCBH Holdings, Inc.	117,300	853,944
Wachovia Corp.	316,300	9,220,145
Wells Fargo & Co.	627,100	18,656,225
Wintrust Financial Corp.	7,716	244,752
		39,849,395
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.4%
Capital One Financial Corp.	61,700	$ 3,270,100
Discover Financial Services	76,600	1,394,886
		4,664,986
Diversified Financial Services - 8.6%
Bank of America Corp.	765,721	28,745,166
CIT Group, Inc. (d)	195,300	2,126,817
Citigroup, Inc.	1,386,540	35,037,866
JPMorgan Chase & Co.	847,726	40,394,144
KKR Financial Holdings LLC	93,400	1,186,180
		107,490,173
Insurance - 5.6%
AFLAC, Inc.	93,900	6,260,313
American Equity Investment Life Holding Co.	8,494	81,967
American International Group, Inc.	365,100	16,867,620
Aspen Insurance Holdings Ltd.	306,066	7,954,655
Endurance Specialty Holdings Ltd.	223,212	8,287,862
Hartford Financial Services Group, Inc.	50,500	3,599,135
MetLife, Inc.	80,900	4,922,765
National Financial Partners Corp. (d)	80,400	2,164,368
Old Republic International Corp.	241,000	3,458,350
Platinum Underwriters Holdings Ltd.	245,134	8,792,957
Principal Financial Group, Inc.	73,400	3,938,644
RenaissanceRe Holdings Ltd.	65,600	3,374,464
		69,703,100
Real Estate Investment Trusts - 1.5%
American Campus Communities, Inc.	44,900	1,370,797
Annaly Capital Management, Inc.	353,200	5,919,632
Chimera Investment Corp. (d)	252,200	3,498,014
Franklin Street Properties Corp. (d)	201,665	2,978,592
General Growth Properties, Inc.	58,200	2,383,872
SL Green Realty Corp.	28,500	2,644,800
		18,795,707
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	365,000	8,438,800
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	46,700	1,106,790
Downey Financial Corp. (d)	33,800	477,932
Fannie Mae	181,300	5,130,790
Freddie Mac	73,700	1,835,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp. (d)	179,300	$ 2,336,279
New York Community Bancorp, Inc. (d)	293,500	5,479,645
People's United Financial, Inc.	132,900	2,255,313
Washington Federal, Inc.	234,400	5,581,064
Washington Mutual, Inc.	241,200	2,964,348
		27,168,028
TOTAL FINANCIALS		345,739,214
HEALTH CARE - 5.4%
Biotechnology - 0.4%
Amgen, Inc. (a)	33,900	1,419,393
Cubist Pharmaceuticals, Inc. (a)	68,000	1,316,480
Genentech, Inc. (a)	18,800	1,282,160
Theravance, Inc. (a)	49,100	613,259
		4,631,292
Health Care Equipment & Supplies - 1.9%
American Medical Systems Holdings, Inc. (a)(d)	240,207	3,386,919
Baxter International, Inc.	89,400	5,571,408
Becton, Dickinson & Co.	58,600	5,238,840
Boston Scientific Corp. (a)	109,000	1,452,970
Covidien Ltd.	138,775	6,479,405
Hill-Rom Holdings, Inc.	69,900	1,756,587
		23,886,129
Health Care Providers & Services - 1.5%
Amedisys, Inc. (a)	98,893	5,122,657
Brookdale Senior Living, Inc.	99,221	2,597,606
Chemed Corp.	42,900	1,462,890
Emeritus Corp. (a)	48,400	1,193,060
HealthSouth Corp. (a)(d)	132,902	2,614,182
PSS World Medical, Inc. (a)	145,600	2,398,032
Tenet Healthcare Corp. (a)	268,300	1,717,120
Universal Health Services, Inc. Class B	24,300	1,522,152
		18,627,699
Health Care Technology - 0.3%
Cerner Corp. (a)(d)	66,300	3,067,701
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	83,500	$ 2,664,485
Varian, Inc. (a)	23,368	1,190,132
		3,854,617
Pharmaceuticals - 1.0%
Pfizer, Inc.	502,200	10,099,242
Wyeth	60,200	2,677,094
		12,776,336
TOTAL HEALTH CARE		66,843,774
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.7%
General Dynamics Corp.	73,100	6,609,702
Heico Corp. Class A	19,493	784,203
Honeywell International, Inc.	127,300	7,561,620
Lockheed Martin Corp.	53,000	5,620,120
Northrop Grumman Corp.	23,100	1,699,467
Stanley, Inc. (a)	48,400	1,221,132
United Technologies Corp.	144,300	10,457,421
		33,953,665
Air Freight & Logistics - 0.5%
FedEx Corp.	25,500	2,444,685
United Parcel Service, Inc. Class B	51,800	3,750,838
		6,195,523
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	128,917	439,607
Delta Air Lines, Inc. (a)	59,100	502,941
UAL Corp.	26,700	397,830
US Airways Group, Inc. (a)	79,600	683,764
		2,024,142
Building Products - 0.3%
Masco Corp.	103,600	1,886,556
Owens Corning (a)	78,900	1,665,579
		3,552,135
Commercial Services & Supplies - 1.5%
ACCO Brands Corp. (a)	86,800	1,208,256
Consolidated Graphics, Inc. (a)	23,320	1,356,524
Diamond Management & Technology Consultants, Inc.	150,823	927,561
Equifax, Inc.	64,600	2,472,242
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
GeoEye, Inc. (a)	98,300	$ 2,263,849
IHS, Inc. Class A (a)	23,200	1,532,360
R.R. Donnelley & Sons Co.	79,500	2,435,880
The Brink's Co.	19,400	1,411,350
Waste Management, Inc.	121,900	4,400,590
		18,008,612
Electrical Equipment - 0.2%
Acuity Brands, Inc.	26,700	1,277,328
Cooper Industries Ltd. Class A	42,000	1,780,380
		3,057,708
Industrial Conglomerates - 1.0%
General Electric Co.	384,500	12,573,150
Machinery - 1.1%
Cummins, Inc.	19,600	1,227,940
Eaton Corp.	25,000	2,196,000
Ingersoll-Rand Co. Ltd. Class A	82,800	3,674,664
Navistar International Corp. (a)	19,200	1,262,400
Pentair, Inc.	144,651	5,327,496
		13,688,500
Road & Rail - 2.1%
J.B. Hunt Transport Services, Inc.	165,500	5,622,035
Knight Transportation, Inc.	144,600	2,456,754
Landstar System, Inc.	54,400	2,826,624
P.A.M. Transportation Services, Inc. (a)	68,337	973,119
Ryder System, Inc.	109,100	7,470,077
Union Pacific Corp.	46,100	6,693,259
		26,041,868
Trading Companies & Distributors - 0.5%
Rush Enterprises, Inc.:
Class A (a)	241,974	3,900,621
Class B (a)	26,432	397,273
Schouw & Co.	35,000	1,296,066
		5,593,960
TOTAL INDUSTRIALS		124,689,263
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	158,200	4,056,248
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dycom Industries, Inc. (a)	66,600	$ 957,708
Juniper Networks, Inc. (a)	136,800	3,778,416
Nokia Corp. sponsored ADR	167,800	5,045,746
Powerwave Technologies, Inc. (a)	95,100	259,623
		14,097,741
Computers & Peripherals - 2.3%
3PAR, Inc.	14,900	119,796
Apple, Inc. (a)	18,900	3,287,655
Hewlett-Packard Co.	116,100	5,381,235
International Business Machines Corp.	71,600	8,642,120
NCR Corp. (a)	213,800	5,265,894
Western Digital Corp. (a)	199,200	5,774,808
		28,471,508
Electronic Equipment & Instruments - 4.1%
Agilent Technologies, Inc. (a)	49,000	1,480,290
Amphenol Corp. Class A	427,414	19,737,979
Arrow Electronics, Inc. (a)	172,943	4,705,779
Avnet, Inc. (a)	193,501	5,067,791
Cogent, Inc. (a)	197,849	1,845,931
Flextronics International Ltd. (a)	308,500	3,205,315
Ingram Micro, Inc. Class A (a)	491,500	8,360,415
Mellanox Technologies Ltd. (a)	184,178	2,757,145
Tyco Electronics Ltd.	105,075	3,930,856
		51,091,501
Internet Software & Services - 0.8%
eBay, Inc. (a)	80,500	2,518,845
VeriSign, Inc. (a)(d)	173,100	6,240,255
Yahoo!, Inc. (a)	58,800	1,611,708
		10,370,808
IT Services - 1.2%
Accenture Ltd. Class A	49,900	1,873,745
Cognizant Technology Solutions Corp. Class A (a)	60,100	1,938,225
Fidelity National Information Services, Inc.	33,100	1,193,586
SRA International, Inc. Class A (a)	96,400	2,532,428
The Western Union Co.	58,100	1,336,300
Visa, Inc.	63,200	5,274,040
		14,148,324
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	110,200	3,549,542
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	216,600	$ 4,041,756
ASML Holding NV (NY Shares)	101,100	2,867,196
Broadcom Corp. Class A (a)	169,800	4,408,008
Fairchild Semiconductor International, Inc. (a)	207,400	2,704,496
Hittite Microwave Corp. (a)	128,341	5,095,138
Intersil Corp. Class A	86,900	2,321,968
Lam Research Corp. (a)	75,300	3,075,252
Linear Technology Corp.	44,000	1,538,240
Microchip Technology, Inc.	114,100	4,193,175
Micron Technology, Inc. (a)	174,000	1,343,280
National Semiconductor Corp.	205,700	4,194,223
NEC Electronics Corp. (a)	79,100	1,611,078
Netlogic Microsystems, Inc. (a)(d)	50,900	1,669,011
ON Semiconductor Corp. (a)(d)	979,487	7,316,768
Samsung Electronics Co. Ltd.	4,116	2,916,997
Skyworks Solutions, Inc. (a)	180,700	1,570,283
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	160,800	1,807,392
Teradyne, Inc. (a)	33,800	449,202
Texas Instruments, Inc.	40,300	1,175,148
Tower Semicondutor Ltd. (a)	1,028,600	864,127
Varian Semiconductor Equipment Associates, Inc. (a)	90,700	3,322,341
Xilinx, Inc.	55,400	1,372,258
		63,406,879
Software - 0.8%
Electronic Arts, Inc. (a)	65,306	3,361,300
Microsoft Corp.	123,200	3,513,664
THQ, Inc. (a)	110,700	2,355,696
Ubisoft Entertainment SA (a)	196	19,766
Voltaire Ltd.	114,800	575,148
		9,825,574
TOTAL INFORMATION TECHNOLOGY		191,412,335
MATERIALS - 2.2%
Chemicals - 1.5%
Albemarle Corp.	126,000	4,713,660
Arkema	36,700	2,126,693
Celanese Corp. Class A	150,940	6,754,565
Nalco Holding Co.	109,500	2,517,405
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Mosaic Co. (a)	13,700	$ 1,678,387
Tronox, Inc. Class A	120,400	385,280
		18,175,990
Containers & Packaging - 0.2%
Pactiv Corp. (a)	89,400	2,126,826
Metals & Mining - 0.4%
Alcoa, Inc.	136,300	4,740,514
Carpenter Technology Corp.	20,000	1,025,600
		5,766,114
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	64,299	1,477,591
TOTAL MATERIALS		27,546,521
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	829,705	32,117,881
FairPoint Communications, Inc.	6,976	64,249
Qwest Communications International, Inc.	422,000	2,177,520
Verizon Communications, Inc.	350,300	13,479,544
		47,839,194
UTILITIES - 5.3%
Electric Utilities - 3.2%
Allegheny Energy, Inc.	103,600	5,573,680
Entergy Corp.	32,800	3,767,408
Exelon Corp.	188,100	16,078,788
Pepco Holdings, Inc.	96,000	2,391,360
PPL Corp.	257,389	12,359,820
		40,171,056
Gas Utilities - 0.1%
Energen Corp.	9,400	641,456
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	30,700	1,349,265
Reliant Energy, Inc. (a)	101,500	2,612,610
		3,961,875
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.7%
Public Service Enterprise Group, Inc.	238,700	$ 10,481,317
Wisconsin Energy Corp.	230,700	10,949,022
		21,430,339
TOTAL UTILITIES		66,204,726
TOTAL COMMON STOCKS (Cost $1,159,310,601)		1,232,169,330
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	1,400	1,614,577
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	13,400	728,826
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,070,000)		2,343,403
Investment Companies - 0.3%

Ares Capital Corp. (Cost $4,806,726)	293,320	3,302,783
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 2.51% (b)	10,122,922	10,122,922
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	34,455,700	34,455,700
TOTAL MONEY MARKET FUNDS (Cost $44,578,622)		44,578,622
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,210,765,949)		1,282,394,138
NET OTHER ASSETS - (3.4)%		(42,341,508)
NET ASSETS - 100%		$ 1,240,052,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 524,078
Fidelity Securities Lending Cash Central Fund	419,357
Total	$ 943,435
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,245,879,396. Net unrealized appreciation aggregated $36,514,742, of which $138,947,423 related to appreciated investment securities and $102,432,681 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008